Pensions - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) year	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Minimum number of years of service for defined benefit plans	30 years
Defined benefit plan, percentage of final salary level requirement	66.00%
Maximum age of employees for early retirement premium | year	62
Pension costs	$ 495	$ 441	$ 459
Pension assets on investment classes, percentage	100.00%	100.00%
Estimated company contributions to be made in the next annual reporting period	$ 71
Equity securities
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension assets on investment classes, percentage	34.10%	33.60%
Equity securities | Level 1
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension assets on investment classes, percentage	98.00%	100.00%
Equity securities | Level 2
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of pension assets measured at fair value	2.00%
Bonds
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension assets on investment classes, percentage	61.70%	61.70%
Bonds | Level 1
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of pension assets measured at fair value	6.00%	13.00%
Bonds | Level 2
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of pension assets measured at fair value	94.00%	87.00%
Money market investments | Level 2
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of pension assets measured at fair value	100.00%	100.00%
Interest rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%